Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Dec. 31, 2011
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,278	$ 2,278
Cost of goods sold	0	0	0	0	0	0	1,182	1,182
Gross profit	0	0	0	0	0	0	1,096	1,096
Operating expenses:
Inventory impairment	0	0	0	0	0	0	1,469	1,469
Mineral rights impairment expense	0	4,070,000	0	4,070,000	4,120,000	4,718,785	8,838,785	8,838,785
Loss (gain) on settlements, net	0	(422,500)	0	(422,500)	1,497,500	0	1,497,500	1,497,500
Exploration expenses	2,984,020	36,644	3,452,262	309,286	560,075	2,335,779	2,895,854	6,348,116
General and administrative expenses	1,550,168	1,979,346	2,800,364	2,810,573	5,448,667	2,762,102	8,399,280	11,199,644
Total operating expenses	4,534,188	5,663,490	6,252,626	6,767,359	11,626,242	9,816,666	21,632,888	27,885,514
Other (income) expense:
Warrant modification expense	0	0	0	0	1,068,320	0	1,068,320	1,068,320
Change in fair value of derivative liability - warrant instruments	(4,654,915)	3,601,894	(11,603,559)	829,168	6,116,147	6,223,547	12,339,694	736,135
Loss on debt extinguishment	0	0	841,752	0				841,752
(Gain) loss on foreign currency translation	25,878	1,046	40,863	4,483	(1,383)	5,160	3,777	44,640
Interest income	(1,754)	(42)	(2,469)	(109)	(534)	(4,404)	(4,949)	(7,418)
Interest expense	166,549	2,557	700,753	4,501	410,590	7,713	423,140	1,123,893
Total other (income) expense	(4,464,242)	3,605,455	(10,022,660)	838,043	7,593,140	6,232,016	13,829,982	3,807,322
Net income (loss)	(69,946)	(9,268,945)	3,770,034	(7,605,402)	(19,219,382)	(16,048,682)	(35,461,774)	(31,691,740)
Net loss attributable to non-controlling interest	(1,270,207)	0	(1,270,207)	0				(1,270,207)
Net income (loss) attributable to LI3 Energy, Inc.	$ 1,200,261	$ (9,268,945)	$ 5,040,241	$ (7,605,402)				$ (30,421,533)
Basic and diluted loss per share (in dollars per share)	$ 0	$ (0.10)	$ 0.02	$ (0.09)	$ (0.16)	$ (0.19)
Weighted average number of common shares outstanding - basic and diluted (in shares)					123,690,841	83,014,592
Weighted average number of common shares outstanding
Basic (in shares)	322,152,698	91,137,984	304,987,248	86,923,286
Diluted (in shares)	338,775,945	91,137,984	321,318,365	86,923,286